Organization and principal activities (Details)	Dec. 31, 2025	Aug. 13, 2025	Jan. 26, 2025	Jan. 09, 2025	Dec. 31, 2024
Jiadezhigao HK
Organization and principal activities
Percentage of ownership held	100.00%				100.00%
WISMASS HK
Organization and principal activities
Percentage of ownership held	100.00%				100.00%
Shenzhen Kebiao
Organization and principal activities
Percentage of ownership held	99.98%				99.95%
Jiade Zhigao
Organization and principal activities
Percentage of ownership held	99.98%				99.96%
Kebiao Technology
Organization and principal activities
Percentage of ownership held	99.98%				99.96%
Kunyuan
Organization and principal activities
Percentage of ownership held	74.98%			75.00%
Jiazhi
Organization and principal activities
Percentage of ownership held	99.98%		100.00%
HK Yifu International Limited
Organization and principal activities
Percentage of ownership held	100.00%	100.00%